EARNINGS PER COMMON SHARE	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
EARNINGS PER COMMON SHARE
EARNINGS PER COMMON SHARE
Basic earnings per common share
The calculation of basic earnings per common share at December 31, 2017 was based on the earnings attributable to common shareholders of $805 million (2016: $394 million) and a weighted average number of common shares outstanding of 426 million (2016: 388 million).
Diluted earnings per common share
The calculation of diluted earnings per common share at December 31, 2017 was based on earnings attributable to common shareholders of $811 million (December 31, 2016: $394 million), and weighted average number of common shares outstanding after adjustment for the effects of all dilutive potential common shares of 432 million (2016: 389 million).
Earnings attributable to common shareholders

Year Ended December 31 ($ millions)	2017	2016
Earnings	891	466
Dividends on preferred shares	(83)	(69)
Cumulative dividends on preferred shares, not yet declared	(3)	(3)
Earnings attributable to common shareholders (basic)	805	394
Effect of after-tax interest on debentures to earnings	6	—
Earnings attributable to common shareholders (diluted)	811	394
Weighted average number of common shares

(In millions of shares, except as noted)	2017	2016
Issued common shares at January 1	397	373
Effect of shares issued on Acquisition	25	8
Effect of conversion of convertible debentures	1	—
Effect of shares issued under dividend reinvestment plan	3	7
Weighted average number of common shares at December 31 (basic)	426	388

Dilutive effect of debentures converted	4	—
Dilutive effect of share options on issue	2	1
Weighted average number of common shares at December 31 (diluted)	432	389

Basic earnings per common share (dollars)	1.89	1.02
Diluted earnings per common share (dollars)	1.88	1.01

At December 31, 2016, the effect of the conversion of the convertible debentures was excluded from the diluted earnings per common share calculation as the impact was anti-dilutive. If the convertible debentures were included, an additional 5 million common shares would be added to the weighted average number of common shares and $8 million would be added to earnings, representing after-tax interest expense of the convertible debentures.
The average market value of the Company's shares for purposes of calculating the dilutive effect of share options was based on quoted market prices for the period during which the options were outstanding.